Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	$ 5,655
Balance at end of year	5,315	$ 5,655
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	11,367	12,200
Acquisitions	52	33
Removed from service	(37)	(26)
Transfer to assets held for sale		(616)
Translation and other, net	245	(224)
Balance at end of year	11,627	11,367
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(5,712)	(5,783)
Removed from service	37	26
Transfer to assets held for sale		436
Translation and other, net	(169)	138
Balance at end of year	(6,312)	(5,712)
Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(468)	(528)
Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization		(1)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	2,646	2,646
Balance at end of year	2,646	2,646
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	17
Balance at end of year	11	17
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	254	350
Acquisitions	5	2
Removed from service	(15)	(4)
Transfer to assets held for sale		(93)
Translation and other, net	3	(1)
Balance at end of year	247	254
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(237)	(293)
Removed from service	15	4
Transfer to assets held for sale		67
Translation and other, net	(3)	1
Balance at end of year	(236)	(237)
Finite useful life trade names finite useful life [member] | Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(11)	(16)
Customer relationships [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	2,481
Balance at end of year	2,230	2,481
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	6,128	6,533
Acquisitions	40	28
Transfer to assets held for sale		(285)
Translation and other, net	185	(148)
Balance at end of year	6,353	6,128
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(3,647)	(3,485)
Transfer to assets held for sale		168
Translation and other, net	(109)	83
Balance at end of year	(4,123)	(3,647)
Customer relationships [member] | Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(367)	(412)
Customer relationships [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization		(1)
Databases and content [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	202
Balance at end of year	170	202
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	776	893
Acquisitions	7	3
Removed from service	(1)	(2)
Transfer to assets held for sale		(97)
Translation and other, net	15	(21)
Balance at end of year	797	776
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(574)	(630)
Removed from service	1	2
Transfer to assets held for sale		87
Translation and other, net	(11)	14
Balance at end of year	(627)	(574)
Databases and content [member] | Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	(43)	(47)
Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	309
Current year amortization	(468)	(528)
Balance at end of year	258	309
Other identifiable intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	1,563	1,778
Removed from service	(21)	(20)
Transfer to assets held for sale		(141)
Translation and other, net	42	(54)
Balance at end of year	1,584	1,563
Other identifiable intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance at beginning of year	(1,254)	(1,375)
Removed from service	21	20
Transfer to assets held for sale		114
Translation and other, net	(46)	40
Balance at end of year	(1,326)	(1,254)
Other identifiable intangible assets [member] | Continuing operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Current year amortization	$ (47)	$ (53)